T. ROWE PRICE Global Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 2.0%
Common Stocks 2.0%
B3  37,453,542 80,349
XP, Class A (USD) (1) 1,315,392 27,755
Total Brazil (Cost
$134,346
)
108,104
CANADA 1.7%
Common Stocks 1.7%
Nutrien (USD)  816,595 69,950
Shopify, Class A (USD) (1) 671,780 23,398
Total Canada (Cost
$105,902
)
93,348
CAYMAN ISLANDS 0.2%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,295 (USD) (1)(2)(3) 602,203 1,186
1,186
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,858
(USD) (1)(2)(3) 57,979 8,502
8,502
Total Cayman Islands (Cost
$5,153
)
9,688
CHINA 5.5%
Common Stocks 5.5%
H World Group, ADR (USD)  2,286,143 87,673
Kanzhun, ADR (USD) (1) 1,435,048 33,738
Meituan, Class B (HKD) (1) 2,803,600 62,894
Shanghai MicroPort MedBot Group (HKD) (1)(4) 1,370,000 5,862
Tencent Holdings (HKD)  2,851,100 110,192
Total China (Cost
$337,710
)
300,359
DENMARK 0.4%
Common Stocks 0.4%
Ascendis Pharma, ADR (USD) (1) 270,053 23,098
Total Denmark (Cost
$24,722
)
23,098
T. ROWE PRICE Global Stock Fund

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 4.1%
Common Stocks 4.1%
Airbus  2,045,614 220,562
Total France (Cost
$234,386
)
220,562
GERMANY 2.3%
Common Stocks 0.4%
Infineon Technologies  730,454 20,032
20,032
Preferred Stocks 1.9%
Sartorius  237,361 106,172
106,172
Total Germany (Cost
$68,997
)
126,204
INDIA 2.3%
Common Stocks 2.3%
Axis Bank  7,486,365 68,759
HDFC Bank  2,988,931 54,665
Total India (Cost
$74,261
)
123,424
ITALY 3.5%
Common Stocks 3.5%
Ferrari (USD)  595,821 125,855
PRADA (HKD)  11,606,700 66,990
Total Italy (Cost
$168,895
)
192,845
JAPAN 4.7%
Common Stocks 4.7%
Daiichi Sankyo  6,117,900 162,214
Harmonic Drive Systems  1,417,600 54,049
Keyence  60,900 24,137
Recruit Holdings  369,400 13,806
Total Japan (Cost
$248,277
)
254,206
NETHERLANDS 1.6%
Common Stocks 1.6%
Adyen (1) 9,949 17,896

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
ASML Holding  117,862 67,742
Total Netherlands (Cost
$27,308
)
85,638
SPAIN 2.1%
Common Stocks 2.1%
Amadeus IT Group, Class A (1) 1,996,166 116,397
Total Spain (Cost
$109,965
)
116,397
SWEDEN 0.9%
Common Stocks 0.9%
Svenska Cellulosa, Class B  3,194,047 46,696
Total Sweden (Cost
$38,541
)
46,696
TAIWAN 1.4%
Common Stocks 1.4%
Taiwan Semiconductor Manufacturing  4,427,000 75,921
Total Taiwan (Cost
$43,809
)
75,921
UNITED KINGDOM 8.1%
Common Stocks 8.1%
Ashtead Group  1,986,835 111,838
Derwent London  2,585,620 90,270
Experian  29,718 1,041
London Stock Exchange Group  1,887,185 184,175
Trainline (1) 11,366,081 55,024
Total United Kingdom (Cost
$378,826
)
442,348
UNITED STATES 59.0%
Common Stocks 58.0%
Advanced Micro Devices (1) 1,198,341 113,207
Alphabet, Class A (1) 938,880 109,211
Amazon.com (1) 2,112,640 285,101
Apple  500,248 81,295
Atlassian, Class A (1) 111,647 23,370
AvalonBay Communities, REIT  65,080 13,923
Bill.com Holdings (1) 30,572 4,130
Block, Class A (1) 368,167 28,003
Bright Horizons Family Solutions (1) 568,458 53,247
Burlington Stores (1)(4) 268,185 37,849

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 6,369
Charles Schwab  3,713,607 256,425
CME Group  253,671 50,602
ConocoPhillips  535,800 52,203
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 102,638 17,026
Datadog, Class A (1) 78,848 8,043
DoorDash, Class A (1)(4) 66,047 4,607
Eli Lilly  294,722 97,167
EOG Resources  606,986 67,509
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 32,884
Equity Residential, REIT  170,433 13,360
Estee Lauder, Class A  330,517 90,264
Exact Sciences (1) 860,802 38,822
Expedia Group (1) 306,822 32,538
Freshpet (1) 452,896 24,203
General Electric  1,278,131 94,467
HashiCorp, Class A (1)(4) 41,286 1,496
Hess  170,000 19,120
HubSpot (1) 36,734 11,314
Intuitive Surgical (1) 250,097 57,565
Liberty Media-Liberty Formula One, Class C (1) 1,424,307 96,525
Mastercard, Class A  599,735 212,180
Microsoft  561,602 157,664
MongoDB (1) 63,789 19,932
Olaplex Holdings (1) 896,078 15,413
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 551
ROBLOX, Class A (1) 546,351 23,455
Salesforce (1) 549,304 101,083
Sempra Energy  330,000 54,714
ServiceNow (1) 91,680 40,950
Sherwin-Williams  438,139 106,003
Signature Bank  368,791 68,437
Snap, Class A (1) 1,227,849 12,131
Snowflake, Class A (1)(4) 130,029 19,493
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 1,498
T-Mobile U.S. (1) 1,137,714 162,761
Tesla (1) 35,041 31,237
Ultragenyx Pharmaceutical (1) 323,381 17,230
UnitedHealth Group  296,526 160,818
Veeva Systems, Class A (1) 128,326 28,691
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 1,005

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Western Alliance Bancorp  1,266,421 96,729
3,153,820
Convertible Preferred Stocks 1.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 10,729
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 121,690 8,274
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 407
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 46
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)(3) 4 4
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194 (1)
(2)(3) 51,091 8,475
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 9,121 1,513
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195 (1)
(2)(3) 23,566 3,909
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 2,568
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 3,320
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 6,075
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,673 (1)
(2)(3) 89,353 8,196
53,516
Total United States (Cost
$2,895,378
)
3,207,336
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 28,653,136 28,653
Total Short-Term Investments (Cost $28,653) 28,653

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 7,583,069 7,583
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,583
Total Securities Lending Collateral (Cost $7,583) 7,583
Total Investments in Securities 100.4%
(Cost $4,932,712) $ 5,462,410
Other Assets Less Liabilities (0.4)% (22,138)
Net Assets 100.0% $ 5,440,272

T. ROWE PRICE Global Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$122,537 and represents 2.3% of net assets.
(4) All or a portion of this security is on loan at July 31, 2022.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 35++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 35+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 41,212  ¤  ¤ $ 36,236
T. Rowe Price Short-Term Fund 16,379  ¤  ¤ —
Total $ 36,236^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $35 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,236.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at July 31, 2022, totaled $(14,276,000) for the period ended
July 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,485,954 $ 1,711,511 $ 60,519 $ 5,257,984
Convertible Preferred Stocks — — 62,018 62,018
Preferred Stocks — 106,172 — 106,172
Short-Term Investments 28,653 — — 28,653
Securities Lending Collateral 7,583 — — 7,583
Total $ 3,522,190 $ 1,817,683 $ 122,537 $ 5,462,410
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
7/31/22
Investment in Securities
Common Stocks $ 67,794 $ (15,466) $ 8,191 $ 60,519
Convertible Preferred Stocks 56,087 1,190 4,741 62,018
Total $ 123,881 $ (14,276) $ 12,932 $ 122,537

T. ROWE PRICE Global Stock Fund

other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F113-054Q3 07/22